ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	¥ 6,248,116	$ 855,987	¥ 4,268,577	¥ 4,005,568
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	485,684	66,538	52,626	(105,634)
Prepaid expenses and other assets	(1,088,735)	(149,156)	58,265	987
Amounts due from related parties	28,144	3,856	355,262	443,103
Interest receivable/payable	(73,601)	(10,083)	(136,355)	(31,315)
Fair value change of foreign exchange options			4,527	(4,704)
Net Cash Provided by (Used in) Operating Activities	9,343,311	1,280,027	7,118,350	5,922,515
Cash Flows from Investing Activities:
Loans provided to subsidiaries and VIEs	(102,799,121)	(14,083,422)	(92,202,671)	(59,826,361)
Purchase of foreign exchange options				(14,549)
Proceeds from disposal of short-term investments	1,308,446	179,256	303,301	17,890
Purchase of short-term investments	(4,641,665)	(635,905)	(248,361)	(57,000)
Net Cash provided by (used in) Investing Activities	(7,994,081)	(1,095,184)	(11,147,789)	(7,355,975)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon Secondary Listing				254,916
Repayment of short term loans	(1,318,586)	(180,646)	(176,000)	(642,952)
Stock repurchase	(2,973,192)	(407,326)	(636,179)
Net Cash used in Financing Activities	(2,114,463)	(289,680)	1,066,458	3,204,068
Effect of foreign exchange rate changes	12,036	1,649	9,615	(18,192)
Net increase (decrease) in cash and cash equivalents	(753,197)	(103,188)	(2,953,366)	1,752,416
Cash, cash equivalents, and restricted cash, beginning of year	7,558,997	1,035,578	10,512,363	8,759,947
Cash, cash equivalents, and restricted cash, end of year	6,805,800	932,390	7,558,997	10,512,363
Supplemental disclosures of cash flow information:
Payables for dividends:				177,518
Payables for capitalized issuance costs				15,904
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Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	6,264,314	858,206	4,285,336	4,024,173
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs, net of dividends	1,706,075	233,732	(3,474,800)	(4,058,218)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	87	12	2,282	(31,896)
Prepaid expenses and other assets	20,229	2,771	(17,667)	(6,325)
Amounts due from related parties				10,134
Interest receivable/payable	(9,091)	(1,245)	1,320
Fair value change of foreign exchange options			4,527	(4,704)
Net Cash Provided by (Used in) Operating Activities	7,981,614	1,093,476	800,998	(66,836)
Cash Flows from Investing Activities:
Repayment of loans provided to subsidiaries and VIEs	2,881,606	394,778	378,148	2,672,543
Loans provided to subsidiaries and VIEs	(5,920,169)	(811,060)	(71,706)	(1,091,928)
Purchase of foreign exchange options				(14,549)
Proceeds from disposal of short-term investments	291,520	39,938	216,301	17,890
Purchase of short-term investments	(776,418)	(106,369)	(203,361)
Net Cash provided by (used in) Investing Activities	(3,523,461)	(482,713)	319,382	1,583,956
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon Secondary Listing				254,916
Payment of Secondary Listing costs			(16,023)	(3,137)
Dividends to shareholders	(1,262,935)	(173,021)	(941,705)	(988,586)
Repayment of short term loans				(492,952)
Proceeds from short-term loans				190,179
Stock repurchase	(2,973,192)	(407,326)	(636,179)
Net Cash used in Financing Activities	(4,236,127)	(580,347)	(1,593,907)	(1,039,580)
Effect of foreign exchange rate changes	49,852	6,831	11,840	(20,334)
Net increase (decrease) in cash and cash equivalents	271,878	37,247	(461,687)	457,206
Cash, cash equivalents, and restricted cash, beginning of year	2,636	361	464,323	7,117
Cash, cash equivalents, and restricted cash, end of year	¥ 274,514	$ 37,608	¥ 2,636	464,323
Supplemental disclosures of cash flow information:
Payables for dividends:				177,518
Payables for capitalized issuance costs				¥ 15,454